Fair Value Measurements (Schedule of Gains and Losses Included in the Level 3 Fair Value Category) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments Gain Loss [Line Items]
Total gains (losses) included in earnings	$ (38)	$ (35)	$ (5)
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets/liabilities still held at the reporting date	2	(1)	2
Operating Revenue
Derivative Instruments Gain Loss [Line Items]
Total gains (losses) included in earnings	3	0	6
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets/liabilities still held at the reporting date	2	0	1
Electric fuel and other energy-related purchases
Derivative Instruments Gain Loss [Line Items]
Total gains (losses) included in earnings	(42)	(35)	(11)
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets/liabilities still held at the reporting date	0	(1)	1
Purchased Gas
Derivative Instruments Gain Loss [Line Items]
Total gains (losses) included in earnings	1	0	0
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets/liabilities still held at the reporting date	$ 0	$ 0	$ 0